      PROVIDENT

    INSTITUTIONAL    400 Bellevue Parkway, Wilmington, DE 19809 M Phone:
                               302-792-2555 M Fax: 302-792-5876
        FUNDS

G. Willing Pepper
Chairman
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                                                                   July 13, 1998

Dear Shareholder:

     We are pleased to present the Semi-Annual Report to Shareholders of Municipal Fund for Temporary Investment for the period ended May 31, 1998. The accompanying Investment Adviser's Report provides information on the economy, money markets, and our Funds.

     Provident Institutional Funds offer a variety of high quality taxable and tax-exempt money market funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                         Sincerely,

                                         /s/ G. Willing Pepper
                                         G. Willing Pepper
                                         Chairman

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                  Semi-Annual Report of the Investment Adviser

     For the six months ended May 31, 1998, short-term interest rates continued a declining trend which was established earlier last year, after a peak in rates that followed the Federal Reserve's increase in the federal funds rate to 5.50%. During the period, the market was punctuated with volatility driven by fundamental and technical factors. Consumer demand remained strong and continued to fuel economic growth and strong corporate profits. The unemployment rate in May was reported at 4.3%, the lowest level since February 1970, and inflation indicators, such as the Producer Price Index and Consumer Price Index, remained well below the Federal Reserve's threshold level. Wholesale prices, in fact, were down 1.5% for the first five months of the year. The effect of the Asian crisis and Japan's fiscal initiatives have also weighed heavily on the markets. Their impact on U.S. economic strength and inflation will keep the Federal Reserve vigilant and in a pre-emptive mood to counter any perceived inflation threat.

     Tax-exempt money market fund assets continued to reach new highs during the first half of the year. These assets reached an all-time high of $176.2 billion for the week ended April 14, 1998, 10.5% higher than last November, according to IBC's Money Fund Report. During the following four weeks, however, $11 billion of withdrawals occurred in tax-exempt money funds due to April's tax-related redemptions. These withdrawals stabilized by the end of May and assets rebounded slightly to finish the six-month period at $168.5 billion. Tax-exempt yields followed their normal path during the 1998 tax season. Yields fell in the early part of the year due to limited supplies of securities and an increase in money fund assets. Shortly after April 15, 1998, yields rose to their highest levels in over six months, with weekly variable rate demand notes offered as high as 4.25%.

     Investment strategy during the last six months primarily focused on preparing for the April 15 tax payment deadline. With the need for liquidity very high due to anticipated large fund withdrawals, variable rate demand notes comprised a larger than usual portion of each of the portfolios. Approximately 60-70% of assets were invested in variable rate demand notes, compared to a normal weighting of 50-60% of assets.

     As of May 31, 1998, MuniFund's average weighted maturity stood at 36 days while MuniCash's average weighted maturity was 29 days. The two portfolios continued to remain competitive within their peer groups. MuniFund was ranked #5 in total return among 12 Standard & Poor's AAA-rated tax-free funds while MuniCash was ranked #6 in total return among 66 tax-free institutions-only funds for the 12 months ended May 31, 1998, according to IBC's Money Fund Report. Both of the portfolios continue their emphasis on superior credit quality and liquidity.

                                  BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

                               MUNIFUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                                  May 31, 1998
                                  (Unaudited)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ALABAMA -- 5.33%
  Alabama Housing Finance
    Authority Multifamily Housing
    RB (Rime Huntsville Project)
    Series B DN (Federal National
    Mortgage Association)(A-1+)
    3.85%(1)............  06/07/98  $ 3,775   $  3,775,000
  Calhoun County Economic
    Development Council IDRB
    (Craft Corporation Project) DN
    (Amsouth Bank of Alabama LOC)
    (A-1+, VMIG-1)
    4.00%(1)............  06/07/98    3,710      3,710,000
  City of Huntsville Health Care
    Authority RB Series 1998 DN
    (Amsouth Bank of Alabama LOC)
    (A-1)
    3.80%(1)............  06/07/98    6,100      6,100,000
  City of Montgomery BMC Special
    Care Facilities Authority
    Hospital RB (Baptist Medical
    Center) Series A DN (Amsouth
    Bank of Alabama LOC) (VMIG-1)
    3.80%(1)............  06/07/98    9,900      9,900,000
  City of Montgomery BMC Special
    Care Facilities Authority
    Hospital RB (Montgomery County
    Loan Project) Series 1985G DN
    (AMBAC Insurance)(A-1, VMIG-1)
    3.75%(1)............  06/07/98    3,000      3,000,000
  City of Montgomery BMC Special
    Care Facilities Authority
    Hospital RB (VHA of Alabama,
    Inc. Capital Asset Financing)
    Series 1985G DN (AMBAC
    Insurance)(A-1)
    3.75%(1)............  06/07/98    1,075      1,075,000
                                              ------------
                                                27,560,000
                                              ------------
CALIFORNIA -- 7.42%
  Alameda-Contra Costa School
    Financing Authority (Capital
    Improvements Financing
    Project) Series C DN (National
    Westminster LOC) (A-1+)
    3.55%(1)............  06/07/98      200        200,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
CALIFORNIA (CONTINUED)
  California RAN (SP-1+, MIG-1)
    4.50%...............  06/30/98  $ 2,500   $  2,501,387
  Los Angeles Convention &
    Exposition Center Authority RB
    Series D DN (Bank of New York
    LOC) (A-1+, VMIG-1)
    4.00%(1)............  06/07/98   15,900     15,900,000
  Los Angeles County TRAN (SP-1+,
    MIG-1)
    4.50%...............  06/30/98   19,750     19,762,394
                                              ------------
                                                38,363,781
                                              ------------
COLORADO -- 4.39%
  Colorado General Fund TRAN
    Series A (SP-1+, MIG-1)
    4.50%...............  06/26/98   15,000     15,006,427
  Colorado Housing Finance
    Authority Multifamily Housing
    RB (Huntington Project) Series
    J DN (Federal National
    Mortgage Association)(A-1+)
    3.85%(1)............  06/07/98    4,160      4,160,000
  Moffat County PCRB (Tri-State)
    Series 1984 DN (AMBAC
    Insurance)(A-1+, P-1)
    3.95%(1)............  06/07/98    3,500      3,500,000
                                              ------------
                                                22,666,427
                                              ------------
CONNECTICUT -- 1.55%
  Connecticut GO Series B DN
    (A-1+, VMIG-1)
    3.75%(1)............  06/07/98    8,000      8,000,000
                                              ------------
DISTRICT OF COLUMBIA -- 0.64%
  District of Columbia Refunding
    Bonds Series 1992A-L DN
    (National Westminster LOC)
    4.15%(1)............  06/01/98    3,300      3,300,000
                                              ------------
FLORIDA -- 4.72%
  City of Jacksonville TECP (A-1,
    P-1)
    3.45%...............  06/12/98    6,500      6,500,000
  Orange County Housing Finance
    Authority Multifamily RB (Post
    Fountains At Lee Vista) Series
    1997E DN (Federal National
    Mortgage Association)(A-1+)
    3.85%(1)............  06/07/98    5,100      5,100,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
FLORIDA (CONTINUED)
  Orange County Housing Finance
    Authority Multifamily RB (Post
    Lake Apartments Project) DN
    (Federal National Mortgage
    Association) (A-1+)
    3.85%(1)............  06/07/98  $ 6,000   $  6,000,000
  St. Petersburg Capital
    Improvement RB (Apartment &
    Golf Course Project) Series B
    DN (Suntrust Bank LOC)
    3.90%(1)............  06/07/98    1,580      1,580,000
  Sunshine State Governmental
    Finance Commission TECP
    (Canadian Imperial Bank LOC)
    (A-1+, P-1)
    3.80%...............  06/19/98    5,240      5,240,000
                                              ------------
                                                24,420,000
                                              ------------
GEORGIA -- 7.72%
  Cobb County Housing Authority
    Multifamily Housing RB (Post
    Bridge Project) DN (Federal
    National Mortgage Association)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/98      900        900,000
  Fulton County IDA (Arthritis
    Foundation Incorporated) DN
    (Suntrust Bank LOC)
    3.90%(1)............  06/07/98    1,000      1,000,000
  Fulton County IDA (Epstein
    School Project) DN (Suntrust
    Bank LOC)
    3.90%(1)............  06/07/98    2,000      2,000,000
  Fulton County IDA RB (Metro
    Atlanta YMCA Project) DN
    (Wachovia Bank LOC)
    3.80%(1)............  06/07/98   12,500     12,500,000
  Gwinnett County Development
    Authority (Wesleyan School
    Project) Series 1997 DN
    (Suntrust Bank LOC)
    3.90%(1)............  06/07/98    1,500      1,500,000
  Metropolitan Atlanta Rapid
    Transit Authority Trust
    Receipts DN (MBIA
    Insurance)(VMIG-1)
    4.05%(1)............  06/07/98   16,400     16,400,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
GEORGIA (CONTINUED)
  Smyrna Housing Authority
    Multifamily Housing RB (F&M
    Villages Project) Series 1997
    DN (Federal National Mortgage
    Association) (A-1+)
    3.85%(1)............  06/07/98  $ 4,300   $  4,300,000
  Smyrna Housing Authority
    Multifamily Housing RB (Post
    Valley Project) Series 1995 DN
    (Federal National Mortgage
    Association) (A-1+)
    3.85%(1)............  06/07/98    1,300      1,300,000
                                              ------------
                                                39,900,000
                                              ------------
IDAHO -- 1.45%
  Idaho TAN (SP-1+, MIG-1)
    4.625%..............  06/30/98    7,500      7,504,272
                                              ------------
ILLINOIS -- 14.24%
  Chicago Board of Education Trust
    Receipts Series 3 DN (Bank of
    New York LOC) (A-1+, VMIG-1)
    4.00%(1)............  06/07/98   10,100     10,100,000
  Chicago GO Tender Notes (Morgan
    Guaranty LOC) (A-1+, VMIG-1)
    3.55%...............  10/29/98   13,000     13,000,000
    3.55%...............  02/04/99   10,000     10,000,000
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) (Canadian
    Imperial Bank LOC) (A-1+,
    VMIG-1)
    3.55%...............  11/05/98    8,500      8,500,000
  Illinois Development Finance
    Authority PCRB (The Uno-Ven
    Company) DN (NBD Bank
    Corporation LOC) (A-1+, P-1)
    3.80%(1)............  06/07/98    7,900      7,900,000
  Illinois Development Finance
    Authority RB (Chicago Symphony
    Project) DN (Bank of America
    LOC) (A-1+, VMIG-1)
    3.80%(1)............  06/07/98    5,100      5,100,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
ILLINOIS (CONTINUED)
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation
    Project) (A-1+, VMIG-1)
    3.90%...............  07/31/98  $ 5,000   $  5,000,000
    3.60%...............  08/31/98    4,000      4,000,000
    3.70%...............  03/01/99   10,000     10,000,000
                                              ------------
                                                73,600,000
                                              ------------
KENTUCKY -- 2.71%
  Jefferson County Board of
    Education RAN (SP-1+, MIG-1)
    3.86%...............  06/30/98    7,000      7,000,051
  Kentucky Asset Liability
    Commission General Fund Notes
    Series 1998 RB (Bayerische
    Landesbank Girozentrale LOC)
    (A-1+, P-1)
    3.55%...............  06/04/98    7,000      7,000,000
                                              ------------
                                                14,000,051
                                              ------------
LOUISIANA -- 1.22%
  Louisiana Offshore Terminal
    Authority Deepwater Port
    Refunding RB (Loop LLC) Series
    1997A DN (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  06/07/98    1,310      1,310,000
  Plaquesmines Port Harbor &
    Terminal District Port
    Facilities RB (Chevron
    Pipeline Company) Series A
    (A-1+, P-1)
    3.85%...............  09/01/98    5,000      5,003,044
                                              ------------
                                                 6,313,044
                                              ------------
MARYLAND -- 8.99%
  Frederick County (Homewood
    Incorporated Facility) DN (FNB
    Maryland LOC)(A-1)
    3.85%(1)............  06/07/98   19,950     19,950,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Doctors Community
    Hospital) Series 1997 DN (A-1)
    3.95%(1)............  06/07/98    7,800      7,800,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
MARYLAND (CONTINUED)
  Maryland Industrial Development
    Finance Authority (McDonough
    School Project) DN (FNB
    Maryland LOC) (A-1)
    3.90%(1)............  06/07/98  $ 4,000   $  4,000,000
  Maryland State Economic
    Development Corporation RB
    (Pooled Financing) DN
    (NationsBank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98   10,000     10,000,000
  Maryland State IDA (McDonough
    School Income Facility) DN
    (FNB Maryland LOC) (A-1,
    VMIG-1)
    3.90%(1)............  06/07/98    4,735      4,735,000
                                              ------------
                                                46,485,000
                                              ------------
NEW HAMPSHIRE -- 0.97%
  New Hampshire GO Series 1998
    TECP (A-1+, P-1)
    3.80%...............  06/11/98    5,000      5,000,000
                                              ------------
NEW JERSEY -- 2.85%
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (Barclays Bank LOC) (A-1+,
    VMIG-1)
    3.65%(1)............  06/07/98    7,205      7,205,000
  New Jersey Transportation Trust
    Fund Transportation Authority
    System Bonds Series 1995B DN
    (Bank of New York LOC)
    (VMIG-1)
    3.90%(1)............  06/07/98    7,500      7,500,000
                                              ------------
                                                14,705,000
                                              ------------
NEW YORK -- 6.06%
  City of New York Municipal
    Acceptance Corporation Trust
    Receipts DN (National
    Westminster LOC) (VMIG-1)
    4.05%(1)............  06/07/98   11,700     11,700,000
  New York RAN Series 1997A
    (SP-1+, MIG-1)
    4.50%...............  06/30/98   19,600     19,614,714
                                              ------------
                                                31,314,714
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
NORTH CAROLINA -- 4.18%
  Charlotte-Mecklenburg Hospital
    Authority RB Series 1996C DN
    (A-1+, VMIG-1)
    3.80%(1)............  06/07/98  $ 9,600   $  9,600,000
  Mecklenburg County GO Series
    1996C DN (NationsBank LOC)
    (A-1, VMIG-1)
    3.80%(1)............  06/07/98    2,600      2,600,000
  North Carolina Educational
    Facilities RB (The Bowman Gray
    School of Medicine Project)
    Series 1997 DN (Wachovia Bank
    LOC) (VMIG-1)
    3.90%(1)............  06/07/98    1,000      1,000,000
  North Carolina Medical Care
    Community Hospital (Moses H.
    Cone Memorial Hospital
    Project) Series 1993 DN
    (Wachovia Bank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    8,400      8,400,000
                                              ------------
                                                21,600,000
                                              ------------
OHIO -- 1.30%
  Columbus GO Unlimited Tax DN
    (Westdeutsche Landesbank
    Girozentrale LOC) (A-1+,
    VMIG-1)
    3.55%(1)............  06/07/98      800        800,000
  Franklin County Hospital
    Facilities Referral &
    Improvement RB (U.S. Health
    Corporation of Columbus)
    Series 1996A DN (Morgan
    Guaranty LOC)(VMIG-1)
    3.90%(1)............  06/07/98      500        500,000
  Lucas County Health Facilities
    Authority RB (Lutheran Homes
    Society Project) DN (Bank One
    Columbus LOC)(A-1+)
    3.90%(1)............  06/07/98    5,400      5,400,000
                                              ------------
                                                 6,700,000
                                              ------------
OKLAHOMA -- 2.21%
  Oklahoma Water Resource Board
    State Loan Program RB (Swiss
    Bank LOC)(A-1+)
    3.55%...............  09/01/98   11,400     11,400,000
                                              ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
PENNSYLVANIA -- 0.43%
  Emmaus General Authority Local
    Government RB Series 1989B DN
    (Bayerische Landesbank
    Girozentrale LOC)(A-1+)
    3.95%(1)............  06/07/98  $ 2,200   $  2,200,000
                                              ------------
SOUTH CAROLINA -- 0.93%
  South Carolina Economic
    Development Authority Hospital
    Facilities RB (Tuomey Regional
    Medical Center) Series B DN
    (Wachovia Bank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    4,800      4,800,000
                                              ------------
TENNESSEE -- 9.77%
  City of Chattanooga Health,
    Education & Housing Authority
    RB (Baylor School Project) DN
    (Suntrust Bank LOC)
    3.90%(1)............  06/07/98      700        700,000
  City of Chattanooga Health,
    Education & Housing Authority
    RB (Girls Preparatory School
    Project) Series 1998 DN
    (Amsouth Bank of Alabama LOC)
    (VMIG-1)
    3.80%(1)............  06/07/98    9,700      9,700,000
  City of Tusculum Health,
    Education & Housing Facility
    Board Educational Facilities
    RB (Tusculum College Project)
    Series 1998 DN (Suntrust Bank
    LOC)
    3.90%(1)............  06/07/98    6,000      6,000,000
  Dickson County IDRB DN (The
    Renaissance Learning Center)
    Series 1997 DN (Suntrust Bank
    LOC)
    3.90%(1)............  06/07/98    4,000      4,000,000
  Metropolitan Government
    Nashville Davidson County
    Health & Education Board
    (Belmont University Project)
    DN (Suntrust Bank LOC)
    3.90%(1)............  06/07/98    3,700      3,700,000
  Metropolitan Government
    Nashville Davidson County
    Health & Education Board
    (Harpeth Hall School Project)
    DN (Suntrust Bank LOC)
    3.90%(1)............  06/07/98      480        480,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
TENNESSEE (CONTINUED)
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Montgomery
    County Loan Pool) Series 1995
    DN (NationsBank LOC) (A-1+,
    VMIG-1) 3.90%(1)....  06/07/98  $10,000   $ 10,000,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Montgomery
    County Loan Pool) Series 1996
    DN (NationsBank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    3,000      3,000,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Tennessee County
    Loan Pool) Series 1995 DN
    (NationsBank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    3,200      3,200,000
  Rutherford Industrial
    Development Board (Square D
    Company Project) DN (Societe
    Generale LOC) (VMIG-1)
    3.80%(1)............  06/07/98    3,100      3,100,000
  Tennessee GO BAN Series 1996E DN
    (SP-1+, VMIG-1)
    3.90%(1)............  06/07/98    4,800      4,800,000
  Washington County IDRB
    (Springbrook Properties
    Project) Series 1996 DN
    (Suntrust Bank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    1,800      1,800,000
                                              ------------
                                                50,480,000
                                              ------------
TEXAS -- 5.11%
  Harris County GO Series A TECP
    (Union Bank of Switzerland
    LOC)(A-1+, P-1)
    3.80%...............  06/19/98    2,400      2,400,000
  Hockley County IDA PCRB (Amoco
    Project) (A-1+, P-1)
    3.65%...............  11/01/98   14,500     14,500,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)       VALUE
------------------------  --------  -------   ------------
TEXAS (CONTINUED)
  Houston TRAN (SP-1+, MIG-1)
    4.50%...............  06/30/98  $ 5,000   $  5,002,485
  Lower Colorado River Authority
    DN (Federal National Mortgage
    Association) (A-1+, VMIG-1)
    3.90%(1)............  06/07/98    4,500      4,500,000
                                              ------------
                                                26,402,485
                                              ------------
UTAH -- 2.51%
  Utah Environmental Improvement
    RB (USX Corporation Project)
    (Wachovia Bank LOC) (A-1+,
    VMIG-1)
    3.60%...............  06/15/98    3,000      3,000,000
  Utah Highway Authority GO Series
    B TECP (A-1+, P-1)
    3.75%...............  06/11/98   10,000     10,000,000
                                              ------------
                                                13,000,000
                                              ------------
VIRGINIA -- 0.16%
  Hampton Roads Regional Jail
    Authority (Regional Jail
    Facility Project) Series 1996B
    DN (Wachovia Bank LOC)(A-1+,
    VMIG-1)
    3.85%(1)............  06/07/98      700        700,000
  Louisa County IDA (Pooled
    Financing) DN (NationsBank
    LOC) (A-1+, VMIG-1)
    3.90%(1)............  06/07/98      300        300,000
                                              ------------
                                                 1,000,000
                                              ------------
WASHINGTON -- 0.02%
  Chelan County Public Utility
    District No.1 (Chelan Hydro
    Consolidated System) Series
    1995A DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    3.80%(1)............  06/07/98      100        100,000
                                              ------------
WISCONSIN -- 2.32%
  Wisconsin Operating Notes
    (SP-1+, MIG-1)
    4.50%...............  06/15/98   12,000     12,004,259
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                VALUE
                                             ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $512,819,033*)............   99.20%  $512,819,033
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................     0.80     4,115,822
                                    -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 452,865,549
  MuniFund Shares and 64,167,646
  MuniFund Dollar Shares
  outstanding)....................  100.00%  $516,934,855
                                    -------  ------------
                                    -------  ------------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SHARE
  ($516,934,855 / 517,033,195).............         $1.00
                                                    -----
                                                    -----

---------------
* Aggregate cost for federal income tax purposes is substantially the same.
(1) Variable rate

------------------------------------------------------

                               MUNIFUND PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                                  May 31, 1998

         MATURITY
          PERIOD          PAR        PERCENTAGE
       -------------  ------------   ----------
          1- 30 Days  $431,370,000      84.1%
         61- 90 Days     5,000,000       1.0
         91-120 Days    20,400,000       4.0
       Over 150 Days    56,000,000      10.9
                  Average Weighted Maturity -- 36 Days
------------------------------------------------------

                See accompanying notes to financial statements.

                               MUNICASH PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                                  May 31, 1998
                                  (Unaudited)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
ARIZONA -- 0.80%
  Phoenix IDRB (Leggett & Platt
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    3.95%(1)............  06/07/98  $ 5,170  $  5,170,000
                                             ------------
ARKANSAS -- 1.83%
  Arkansas State Development
    Finance Authority Single
    Family Mortgage RB Series D
    AMT (Canadian Imperial Bank
    LOC) (A-1+)
    4.05%...............  07/01/98    3,900     3,900,000
  City of Hope Solid Waste
    Disposal RB (Temple-Inland
    Forest Products Corporation
    Project) AMT (P-1)
    3.80%...............  06/15/98    7,900     7,900,000
                                             ------------
                                               11,800,000
                                             ------------
CALIFORNIA -- 1.29%
  Los Angeles Convention &
    Exposition Center RB Series D
    DN (Bank of New York LOC)
    (A-1+, VMIG-1)
    4.00%(1)............  06/07/98       25        25,000
  Southeast Resource Recovery
    Facility Authority Lease
    Revenue Refunding Bonds Series
    A DN (Industrial Bank of Japan
    LOC) (A-1, VMIG-1)
    4.55%(1)............  06/07/98    8,300     8,300,000
                                             ------------
                                                8,325,000
                                             ------------
COLORADO -- 0.16%
  Jefferson County RB (Rocky
    Mountain Butterfly Consortium
    Project) DN (Norwest Bank LOC)
    (A-1+)
    3.95%(1)............  06/07/98    1,000     1,000,000
                                             ------------
CONNECTICUT -- 0.65%
  Connecticut Development
    Authority PCRB (Connecticut
    Light & Power) Series 1993B
    AMT (Union Bank of Switzerland
    LOC) (A-1+, VMIG-1)
    3.85%(1)............  06/07/98    4,200     4,200,000
                                             ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
FLORIDA -- 0.27%
  St. Lucie County Solid Waste
    Disposal RB (Florida Power &
    Light Project) Series 1993 AMT
    (A-1+, VMIG-1)
    4.15%(1)............  06/01/98  $ 1,700  $  1,700,000
  Volusia County Health
    Facilities Authority
    RB (Volusia Health
    Systems Project) DN
    (First Union Bank
    LOC) (A-1)
    3.75%(1)............  06/07/98       15        15,000
                                             ------------
                                                1,715,000
                                             ------------
GEORGIA -- 7.68%
  Bulloch County Development
    Authority IDRB (Gold Kist
    Incorporated Project) Series
    1995 AMT (Wachovia Bank LOC)
    3.95%(1)............  06/07/98    5,700     5,700,000
  Carrollton County IDRB (Flowers
    Baking Villa Company) AMT (Sun
    Trust LOC)
    4.00%(1)............  06/07/98    6,125     6,125,000
  Cobb County IDRB (John W. Rooker
    Company Project) AMT (First
    Union Bank LOC)
    4.05%(1)............  06/07/98    2,200     2,200,000
  Dawson County Development
    Authority IDRB (World Wide
    Manufacturing Inc, Project)
    AMT (Wachovia Bank LOC)
    3.95%(1)............  06/07/98    3,500     3,500,000
  Dekalb County Housing Finance
    Authority Multifamily Housing
    RB (Eagle Trace Apartments
    Project) AMT (Key Corp. Bank,
    N.A. LOC)(A-1)
    3.86%(1)............  06/07/98    4,675     4,675,000
  Glenn-Brunswick Memorial
    Hospital Authority Revenue
    Anticipation Certificates
    Series E DN (MBIA Insurance)
    (A-1+, VMIG-1)
    4.00%(1)............  06/07/98    3,900     3,900,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
GEORGIA (CONTINUED)
  Haralson County Development
    Authority IDRB (Gold Kist
    Incorporated Project) Series
    1995 AMT (Wachovia Bank LOC)
    3.95%(1)............  06/07/98  $ 2,500  $  2,500,000
  Henry County Development Finance
    Authority Solid Waste Disposal
    RB (Atlas Roofing Corporation
    Project) AMT (Sun Trust LOC)
    4.00%(1)............  06/07/98    4,100     4,100,000
  Lafayette Education Development
    Authority (The Dixie Group
    Incorporated Project) AMT (Sun
    Trust LOC)
    4.00%(1)............  06/07/98    2,000     2,000,000
  Metropolitan Atlanta Rapid
    Transit Authority Trust
    Receipts DN (MBIA Insurance)
    (VMIG-1)
    4.00%(1)............  06/07/98       75        75,000
  Middle Georgia Regional
    Development Finance Authority
    IDRB (Tolleson Lumber Company
    Project) AMT (Wachovia Bank
    LOC)
    3.95%(1)............  06/07/98    5,000     5,000,000
  Rockdale County Development
    Authority IDRB (Takabashi
    Works USA Incorporated
    Project) AMT (Sanwa Bank
    LOC)(P-1)
    4.80%(1)............  06/07/98    4,030     4,030,000
  Rosewell Housing Authority
    Multifamily (Azalea Park
    Apartments Project) DN
    (Federal National Mortgage
    Association) (A-1+)
    3.95%(1)............  06/07/98    4,600     4,600,000
  Valdosta & Lowndes County
    Hospital Authority RB (South
    Georgia Medical Center
    Project) DN (FSA Insurance)
    (A-1+)
    3.85%(1)............  06/07/98    1,000     1,000,000
                                             ------------
                                               49,405,000
                                             ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
HAWAII -- 0.16%
  Hawaii Department of Budget &
    Finance Special Purpose
    Mortgage RB (Ewa Plain Water
    Development Authority) (Bank
    of Hawaii LOC) (VMIG-1)
    3.95%...............  10/01/98  $ 1,000  $  1,000,000
                                             ------------
IDAHO -- 0.39%
  Idaho TAN (SP-1+, MIG-1)
    4.625%..............  06/30/98    2,500     2,501,424
                                             ------------
ILLINOIS -- 13.82%
  Belvidere IDRB (R&D Thiel
    Incorporated Project) AMT
    (First Bank Systems, N.A LOC)
    (A-1)
    4.15%(1)............  06/07/98    1,630     1,630,000
  Chicago GO Tender Notes (Morgan
    Guaranty LOC) (A-1+, VMIG-1)
    3.55%...............  02/04/99    5,000     5,000,000
  Chicago GO Tender Notes TECP
    (Societe Generale LOC) (A-1+,
    VMIG-1)
    3.75%...............  10/31/98    5,000     5,000,000
  Chicago IDRB (Bullen Midwest
    Incorporated Project) AMT
    (Bank One Columbus LOC)
    4.00%(1)............  06/07/98    2,200     2,200,000
  Chicago IDRB (Enterprise Center
    IX Project) AMT (Banc One N.A.
    LOC) (A-1+)
    3.95%(1)............  06/07/98    4,750     4,750,000
  Chicago IDRB (Enterprise Center
    VII Project) AMT (Banc One
    N.A. LOC) (A-1+)
    3.95%(1)............  06/07/98    7,200     7,200,000
  Chicago IDRB (Goose Island Beer
    Company Project) AMT (First
    Bank Systems, N.A. LOC)
    4.20%(1)............  06/07/98    1,900     1,900,000
  City of Harvey Multifamily
    Housing RB (Bethlehem Village
    Project) AMT (Federal Home
    Loan Bank LOC)(A-1+)
    4.05%(1)............  06/07/98    3,400     3,400,000
  Crawford County Manufacturing
    Facilities RB (Fair-Rite
    Products Corporation) AMT
    (Corestates Bank N.A. LOC)
    4.05%(1)............  06/07/98    4,075     4,075,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
ILLINOIS (CONTINUED)
  Illinois Development Finance
    Authority (Azteca Foods Project
    Incorporated) AMT (ABN-AMRO Bank
    N.V. LOC)(A-1+)
    3.95%(1)............  06/07/98  $ 3,400  $  3,400,000
  Illinois Development Finance
    Authority IDRB (Bhagvan H.
    Patel Project) AMT (Bank One
    Columbus LOC)(A-1+)
    4.00%(1)............  06/07/98    2,305     2,305,000
  Illinois Development Finance
    Authority IDRB (Big Bolt
    Corporation Project) AMT
    (ABN-AMRO Bank N.V. LOC)
    4.15%(1)............  06/07/98    3,300     3,300,000
  Illinois Development Finance
    Authority IDRB (Henry Valve
    Company Project) Series 1995
    AMT (ABN-AMRO Bank N.V.
    LOC)(A-1+)
    3.95%(1)............  06/07/98    3,995     3,995,000
  Illinois Development Finance
    Authority IDRB (Prairie
    Packaging Incorporated
    Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.95%(1)............  06/07/98    5,000     5,000,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Project)
    Series B AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    3.95%(1)............  06/07/98    3,250     3,250,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation) MB
    (A-1+, VMIG-1)
    3.90%...............  10/15/98    5,000     5,000,000
  Lake County Central School
    District Temporary Loan
    Warrants GO Bonds
    4.10%...............  06/30/98    3,500     3,500,544
  Lake County IDRB (Northpoint
    Project) AMT (Bank One
    Columbus LOC)(A-1+)
    3.95%(1)............  06/07/98    6,000     6,000,000
  Lake Zurich IDRB (Screenflex
    Portable Partitions
    Incorporated Project) AMT
    (ABN-AMRO Bank N.V. LOC)(A-1+)
    3.95%(1)............  06/07/98    2,575     2,575,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
ILLINOIS (CONTINUED)
  Naperville Economic Development
    Authority (Independence
    Village Associates) DN
    (National City Bank LOC)
    3.95%(1)............  06/07/98  $ 2,815  $  2,815,000
  Quad Cities Regional Development
    Authority IDRB (Whitey's Ice
    Cream Manufacturers
    Incorporated) Series 1995 AMT
    (Banc One N.A. LOC)
    4.00%(1)............  06/07/98    1,780     1,780,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1992 AMT
    (Mellon Bank N.A. LOC)(VMIG-1)
    4.00%(1)............  06/07/98    3,000     3,000,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1994 AMT
    (Mellon Bank N.A. LOC)(VMIG-1)
    4.00%(1)............  06/07/98    3,800     3,800,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1997 AMT
    (Mellon Bank N.A. LOC)
    4.05%(1)............  06/07/98    1,500     1,500,000
  Village of North Aurora IDRB
    (Oberweis Dairy Incorporated
    Project) Series 1995 AMT
    (ABN-AMRO Bank N.V. LOC)(A-1+,
    VMIG-1)
    3.95%(1)............  06/07/98    2,570     2,570,000
                                             ------------
                                               88,945,544
                                             ------------
INDIANA -- 3.79%
  Bartholomew School District TAN
    4.15%...............  06/30/98    5,150     5,151,410
    4.15%...............  12/31/98    5,651     5,660,583

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
INDIANA (CONTINUED)
  Indiana Development Finance
    Authority IDRB (Cives Corporation
    Project) Series 1992 AMT (Wachovia
    Bank LOC)(A-1+)
    3.95%(1)............  06/07/98  $ 3,600  $  3,600,000
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center II Project) Series 1992
    AMT (Bank One Columbus LOC)
    (A-1)
    3.95%(1)............  06/07/98    3,000     3,000,000
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center V Project) Series 1992
    AMT (Banc One N.A. LOC)(A-1+)
    3.95%(1)............  06/07/98    5,000     5,000,000
  Jasper County Economic
    Development RB (Wabash Valley
    Produce Project) AMT (Bank One
    Columbus LOC)
    4.00%(1)............  06/07/98    2,000     2,000,000
                                             ------------
                                               24,411,993
                                             ------------
KANSAS -- 0.39%
  Shawnee Private Activity RB
    (Simmons Company Project) AMT
    (Sun Trust LOC) (A-1+, VMIG-1)
    4.00%(1)............  06/07/98    2,500     2,500,000
                                             ------------
KENTUCKY -- 3.15%
  City of Maysville Solid Waste
    Disposal Facilities RB (Inland
    Container Corporation Project)
    Series 1992 AMT (P-1)
    3.80%...............  07/14/98    7,035     7,035,000
    3.80%...............  09/04/98    5,165     5,165,000
  Elsmere IDRB (International Mold
    Steel, Incorporated Project)
    AMT (Star Banc Corporation
    LOC)
    4.10%(1)............  06/07/98    1,945     1,945,000
  Pulaski County Solid Waste
    Disposal RB (Eastern Kentucky
    Power Project) Series B AMT
    (National Rural Utilities LOC)
    3.50%...............  08/15/98    6,100     6,099,719
                                             ------------
                                               20,244,719
                                             ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
LOUISIANA -- 1.86%
  Lincoln Parish Facilities RB
    (Willamette Industries
    Project) AMT (A-1)
    4.00%(1)............  06/07/98  $11,500  $ 11,500,000
  Louisiana Public Facilities
    Authority (College & Equipment
    Project) Series A DN (Societe
    Generale LOC)(A-1+, VMIG-1)
    3.90%(1)............  06/07/98      500       500,000
                                             ------------
                                               12,000,000
                                             ------------
MARYLAND -- 2.56%
  Baltimore County IDRB (Equipment
    Supply Company Incorporated
    Project) AMT (First Union Bank
    LOC)
    4.00%(1)............  06/07/98    1,000     1,000,000
  Baltimore County PCRB (Baltimore
    Gas & Electric Company
    Project)(A-1, VMIG-1)
    3.65%...............  07/06/98    3,000     3,000,000
  Maryland State Economic
    Development Corporation RB
    (Atlantic Pharmaceutical
    Services Incorporated) AMT
    (FNB Maryland LOC) (A-1)
    4.10%(1)............  06/07/98    5,500     5,500,000
  Ocean County RB (Harrison Inn
    Fifty-Eight Limited
    Partnership Facility) AMT (FNB
    Maryland LOC)(A-1)
    4.15%(1)............  06/07/98    4,895     4,895,000
  Wicomico County Economic
    Development RB (Plymouth Tube
    Company Project) AMT (NBD Bank
    Corp LOC) (VMIG-1)
    3.95%(1)............  06/07/98    2,100     2,100,000
                                             ------------
                                               16,495,000
                                             ------------
MICHIGAN -- 0.80%
  Michigan State Strategic Fund RB
    (Pioneer Metal Finishing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    (A-1)
    4.00%(1)............  06/07/98    5,135     5,135,000
                                             ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
MINNESOTA -- 0.40%
  Minnesota Agricultural Economic
    Development Authority (Como
    Partnership Project) AMT
    (First Bank Systems, N.A. LOC)
    4.20%(1)............  06/07/98  $ 2,550  $  2,550,000
                                             ------------
MISSOURI -- 2.02%
  Maries County IDA Solid Waste
    Management RB (Kingsford
    Products Company Project) AMT
    (A-1)
    4.00%(1)............  06/07/98   13,000    13,000,000
                                             ------------
NEW HAMPSHIRE -- 0.68%
  New Hampshire State Business
    Finance Authority IDRB (Felton
    Brush Incorporated Project)
    AMT (Key Corporation Bank,
    N.A. LOC)
    4.01%(1)............  06/07/98    2,600     2,600,000
  New Hampshire State Housing
    Finance Authority Multifamily
    RB (Countryside L.P. Project)
    AMT (General Electric Capital
    Corporation LOC)(VMIG-1)
    4.00%(1)............  06/07/98    1,800     1,800,000
                                             ------------
                                                4,400,000
                                             ------------
NEW JERSEY -- 6.88%
  East Brunswick BAN
    4.125%..............  11/03/98    2,050     2,052,267
  Fair Lawn BAN
    3.95%...............  12/17/98    3,000     3,003,468
  Galloway Township BAN
    4.25%...............  10/30/98    1,800     1,803,043
  New Jersey Economic Development
    Authority RB (Logan Project)
    Series 1992 AMT (Union Bank of
    Switzerland LOC) (A-1+,
    VMIG-1)
    3.70%...............  06/16/98    3,000     3,000,000
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (MBIA Insurance)(A-1+)
    3.65%(1)............  06/07/98    7,700     7,700,000
  New Jersey State Economic
    Development Authority RB
    (Cranes Mill Project) Series C
    DN (Banque Paribas
    LOC)(VMIG-1)
    3.85%(1)............  06/07/98    7,900     7,900,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
NEW JERSEY (CONTINUED)
  New Jersey State Economic
    Development Authority RB
    (Winchester Gardens Ward
    Homestead Project) DN (Banque
    Paribas LOC) (VMIG-1)
    3.85%(1)............  06/07/98  $ 3,000  $  3,000,000
  New Jersey State Higher
    Education Assistance Authority
    Student Loan RB (New Jersey
    Class Loan Program) Series B
    (MBIA Insurance) (A-1+)
    3.90%...............  06/01/98    2,000     2,000,000
  Ocean City GO Bonds (FSA
    Insurance)
    3.75%...............  04/01/99      700       700,733
  Old Bridge Township GO (FGIC
    Insurance)
    4.60%...............  03/15/99      375       377,814
  Paramus Borough BAN
    3.82%...............  08/13/98    2,070     2,070,079
  Port Authority of New York & New
    Jersey (Bank of Nova Scotia
    LOC)(A-1+, P-1)
    3.75%...............  06/16/98    1,900     1,900,000
  Rahway BAN
    4.125%..............  10/09/98    2,630     2,632,019
  Randolf Township BAN
    3.82%...............  06/19/98    2,757     2,757,039
  Salem County IDA PCRB (E.I.
    Dupont de Nemours & Company
    Project) Series 1982A DN
    (A-1+, VMIG-1)
    3.90%(1)............  06/07/98    3,400     3,400,000
                                             ------------
                                               44,296,462
                                             ------------
NEW YORK -- 4.21%
  City of New York GO Series
    1995F-6 DN (Morgan Guaranty
    LOC) (A-1+, VMIG-1)
    4.00%(1)............  06/07/98   13,900    13,900,000
  City of New York Municipal
    Acceptance Corporation Trust
    Receipts DN (National
    Westminster LOC) (VMIG-1)
    4.05%(1)............  06/07/98      700       700,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
NEW YORK (CONTINUED)
  Dormitory Authority of The State
    of New York (Memorial Sloan-
    Kettering Cancer Center) RB
    Series 1996 (Morgan Guaranty
    LOC) (A-1+, VMIG-1)
    3.85%...............  06/08/98  $12,500  $ 12,500,000
                                             ------------
                                               27,100,000
                                             ------------
NORTH CAROLINA -- 5.26%
  City of Mecklenburg Industrial
    Facility & Pollution Control
    Finance IDRB (Aplix
    Incorporated Project) Series
    1996 AMT (Wachovia Bank LOC)
    3.90%(1)............  06/07/98    4,200     4,200,000
  North Carolina Medical Care
    Community Hospital RB
    (Baptists Hospitals Project)
    DN (Wachovia Bank LOC)(A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    2,900     2,900,000
  North Carolina Medical Care
    Community Hospital RB (Pooled
    Equipment Financing Project)
    Series 1985 DN (MBIA
    Insurance) (A-1+)
    3.80%(1)............  06/07/98    2,000     2,000,000
  North Carolina Municipal Power
    Agency Number 1 (Catawba
    Project) (Morgan Guaranty LOC)
    (A-1+, P-1)
    3.40%...............  07/17/98   14,500    14,485,929
  Wake County IDA PCRB (Carolina
    Power & Light Company Project)
    Series 1985C DN (Sumitomo Bank
    LOC) (A-1+, VMIG-1)
    4.70%(1)............  06/07/98    7,150     7,150,000
  Washington County Industrial
    Facilities & Pollution Control
    Finance Authority RB (Mackeys
    Ferry Sawmill Incorporated
    Project) AMT (Wachovia Bank
    LOC)
    3.90%(1)............  06/07/98    3,100     3,100,000
                                             ------------
                                               33,835,929
                                             ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
NORTH DAKOTA -- 0.33%
  Mercer County Solid Waste
    Disposal RB (United Power
    Association Project) Series U
    AMT (A-1+, P-1)
    3.80%...............  06/01/98  $ 2,100  $  2,100,000
                                             ------------
OHIO -- 10.07%
  Akron Metropolitan Housing
    Finance Authority Facilities
    Improvement RB (Administration
    Building Project) DN (Star
    Banc Corporation LOC)
    4.10%(1)............  06/07/98    7,000     7,000,000
  Cincinnati School District TAN
    4.08%...............  12/31/98    3,000     3,008,127
  City of Allen BAN
    4.05%...............  04/13/99    2,000     2,005,004
  City of Berea BAN
    4.05%...............  07/02/98    1,125     1,125,211
  City of Newark BAN
    4.00%...............  03/12/99    1,081     1,083,834
  Cuyahoga County Hospital
    Improvement RB Series 1985
    (Cleveland Project) DN
    (Dai-Ichi Kangyo LOC) (A-1+,
    VMIG-1)
    4.55%(1)............  06/01/98    8,500     8,500,000
  Cuyahoga County IDRB (Northstar
    Project) AMT (Key Corp. Bank,
    N.A. LOC)
    4.01%(1)............  06/07/98    3,555     3,555,000
  Green County BAN GO Bonds
    (MIG-1)
    4.15%...............  06/04/98    2,590     2,590,134
  Medina County Health Care
    Facilities RB (The Oaks At
    Medina Project) Series 1997B
    DN (Bank One Columbus LOC)
    3.90%(1)............  06/07/98    2,600     2,600,000
  Ohio Air Quality Development
    Authority PCRB (PPG Industries
    Incorporated) Series 1988A DN
    (A-1)
    4.00%(1)............  06/07/98    6,000     6,000,000
  Ohio Environmental Improvement
    RB (United States Steel
    Corporation Project) Series
    1986 DN (Sanwa Bank LOC)(P-1)
    3.85%(1)............  06/07/98    6,400     6,400,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
OHIO (CONTINUED)
  Ohio Higher Education
    Facilities Authority (Oberlin
    College Project) DN (Bank of
    Tokyo LOC) (A-1+)
    3.85%(1)............  06/07/98  $ 1,100  $  1,100,000
  Ohio State Higher Education
    Facility Commission RB (Pooled
    Financing 1998 Program) DN
    (Fifth Third Bank LOC)
    3.90%(1)............  06/07/98    2,000     2,000,000
  Ohio Water Development Authority
    PCRB (Cleveland Electric
    Illuminating Company) Series
    1997B DN (NBD Bank Corp LOC)
    (A-1+, P-1)
    3.80%(1)............  06/07/98    3,300     3,300,000
  Sandusky County IDRB (Brighton
    Manor Company Project) Series
    1986 AMT (Bank One Columbus
    LOC) (VMIG-1)
    4.00%(1)............  06/07/98    1,500     1,500,000
  Student Loan Funding Corporation
    of Cincinnati RB (Ohio Student
    Loan Project) Series A-2 AMT
    (Bank of America LOC)(A-1,
    P-1)
    3.95%(1)............  06/07/98   10,000    10,000,000
  Toledo Special Assessment GO
    Notes RB DN (Canadian Imperial
    Bank LOC)(VMIG-1)
    3.90%(1)............  06/07/98    3,000     3,000,000
                                             ------------
                                               64,767,310
                                             ------------
OKLAHOMA -- 3.22%
  Oklahoma City Industrial &
    Cultural Facilities RB
    (Oklahoma Christian College)
    AMT (Sumitomo Bank LOC) (A-1,
    VMIG-1)
    4.325%(1)...........  06/07/98    4,200     4,200,000
  Oklahoma State Health Systems
    IDRB (Baptist Medical Center
    of Oklahoma Incorporated
    Project) Series A DN (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98   10,000    10,000,000
  Oklahoma Water Resources Board
    State Loan Program RB (Swiss
    Bank LOC) (A-1+)
    3.55%...............  09/01/98    6,500     6,500,000
                                             ------------
                                               20,700,000
                                             ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
OREGON -- 1.15%
  Oregon State Housing Authority
    Community Services Department
    Mortgage RB (Single Family
    Mortgage Program) Series K AMT
    (MIG-1)
    3.875%..............  12/03/98  $ 5,000  $  5,000,000
  Portland Multifamily Housing RB
    (Village of Lovejoy Fountain)
    AMT (Key Corporation Bank,
    N.A. LOC)(A-1)
    3.86%(1)............  06/07/98    2,400     2,400,000
                                             ------------
                                                7,400,000
                                             ------------
PENNSYLVANIA -- 0.06%
  State of Pennsylvania Public
    School Building Authority
    (Pennsbury School District
    Project) Series C
    4.50%...............  01/15/99      400       401,851
                                             ------------
SOUTH CAROLINA -- 5.59%
  Berkeley County IDRB (Nucor
    Corporation Project) Series
    1995 AMT (A-1+, P-1)
    4.00%(1)............  06/07/98    3,500     3,500,000
  Berkeley County IDRB (Nucor
    Corporation Project) Series
    1997 AMT (A-1+, P-1)
    4.00%(1)............  06/07/98    9,000     9,000,000
  Chesterfield County IDRB (Culp
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    3.95%(1)............  06/07/98    6,000     6,000,000
  Piedmont Municipal Power Agency
    Electric Refunding RB Series B
    DN (Credit Suisse LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98   17,500    17,500,000
                                             ------------
                                               36,000,000
                                             ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
TENNESSEE -- 2.87%
  Chattanooga IDRB (Southern
    Foundry Supply Company
    Project) AMT (Sun Trust LOC)
    4.00%(1)............  06/07/98  $ 2,700  $  2,700,000
  City of Clarksville Public
    Building Authority Pooled
    Financing RB (Tennessee
    Municipal Bond Fund) Series
    1997 DN (NationsBank LOC)
    (VMIG-1)
    3.95%(1)............  06/07/98    6,900     6,900,000
  City of Henderson IDRB (Premier
    Manufacturing Corporation
    Project) AMT (National City
    Bank LOC)
    4.05%(1)............  06/07/98    5,100     5,100,000
  City of Jackson IDRB (Quadion
    Corporation Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    4.10%(1)............  06/07/98    3,800     3,800,000
                                             ------------
                                               18,500,000
                                             ------------
TEXAS -- 8.48%
  Angelina & Neches River
    Authority Solid Waste Disposal
    RB (Temple-Eastex Incorporated
    Project) AMT (P-1)
    3.80%...............  09/04/98    8,650     8,650,000
  Brazos River Authority (Texas
    Utilities Electric Company)
    AMT (AMBAC Insurance) (A-1,
    VMIG-1)
    4.15%(1)............  06/01/98    7,400     7,400,000
  Brazos River Harbor Navigation
    District of Brazoria County RB
    (The Dow Chemical Company
    Project) Series 1998 AMT (A-1,
    P-1)
    4.20%(1)............  06/01/98    4,200     4,200,000
  Brownsville County IDRB (Rich-
    Seapak Corporation Project)
    AMT (Sun Trust LOC)
    4.00%(1)............  06/07/98    2,500     2,500,000
  City of Haltom IDRB (Molded
    Products Company Project)
    Series 1995 AMT (ABN-AMRO Bank
    N.V. LOC)(A-1+)
    3.95%(1)............  06/07/98    3,300     3,300,000

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
TEXAS (CONTINUED)
  Gulf Coast Waste Disposal
    Authority PCRB (Amoco Oil
    Company Project) Series 1996
    AMT (A-1+, P-1)
    4.15%(1)............  06/01/98  $ 3,200  $  3,200,000
  Hockley County IDA PCRB (Amoco
    Project) (A-1+, P-1)
    3.65%...............  11/01/98    5,440     5,440,000
  Lower Colorado River Authority
    Refunding RB DN (AMBAC
    Insurance)(A-1+, VMIG-1)
    3.90%(1)............  06/07/98   12,500    12,500,000
  Mesquite County IDRB (Morrison
    Products Incorporated Project)
    Series 1994 AMT (Society
    National Bank of Cleveland
    LOC) (VMIG-1)
    3.86%(1)............  06/07/98    1,500     1,500,000
  Montgomery County IDRB (Sawyer
    Research Products
    Incorporated) AMT (Key
    Corporation Bank, N.A. LOC)
    4.01%(1)............  06/07/98    1,830     1,830,000
  Sulphur Springs IDRB (CMH
    Manufacturing Incorporated
    Project) AMT (Wachovia Bank
    LOC)
    3.95%(1)............  06/07/98    4,030     4,030,000
                                             ------------
                                               54,550,000
                                             ------------
UTAH -- 1.93%
  Utah County Environmental
    Improvement RB (USX
    Corporation Project) (Wachovia
    Bank LOC) (A-1+, VMIG-1)
    3.60%...............  06/15/98    7,000     7,000,000
  Utah State Board of Regents
    Student Loan RB Series 1988B
    DN (Swiss Bank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  06/07/98    5,400     5,400,000
                                             ------------
                                               12,400,000
                                             ------------
VERMONT -- 1.24%
  Vermont IDRB (Wallace Computer
    Services Project) DN (Wachovia
    Bank LOC)
    3.85%(1)............  06/07/98    8,000     8,000,000
                                             ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
VIRGINIA -- 1.55%
  King George County IDA RB
    (Birchwood Power Partners,
    L.P. Project) Series 1997 AMT
    (Credit Suisse LOC)(A-1+)
    4.20%(1)............  06/01/98  $   600  $    600,000
  Metropolitan Washington D.C.
    Airports Authority Revenue
    Notes AMT (NationsBank LOC)
    (A-1+)
    3.85%...............  08/10/98    2,500     2,500,000
    3.80%...............  08/28/98    6,900     6,900,000
                                             ------------
                                               10,000,000
                                             ------------
WASHINGTON -- 0.66%
  Pilchuck Public Development
    Corporation RB (Holden-
    Mcdaniels Partners, Project)
    (Key Corporation Bank, N.A.
    LOC)
    4.01%(1)............  06/07/98    2,300     2,300,000
  Washington State Housing Finance
    Authority Single Family
    Mortgage Program Series 5A AMT
    (Bayerische Landesbank
    Girozentrale LOC) (VMIG-1)
    3.90%...............  12/15/98    1,925     1,925,000
                                             ------------
                                                4,225,000
                                             ------------
WEST VIRGINIA -- 2.00%
  Fayette County Community Solid
    Waste Disposal Facilities RB
    (Georgia Pacific Corporation
    Project) AMT (Industrial Bank
    of Japan LOC)
    4.80%(1)............  06/07/98   10,000    10,000,000
  West Virginia Economic
    Development Authority IDRB
    (North American Processing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    4.05%(1)............  06/07/98    2,860     2,860,000
                                             ------------
                                               12,860,000
                                             ------------

     INVESTMENTS IN       MATURITY    PAR
       SECURITIES           DATE     (000)      VALUE
------------------------  --------  -------  ------------
WISCONSIN -- 1.49%
  City of Janesville IDRB (Freedom
    Plastics Incorporated Project)
    AMT (ABN-AMRO Bank N.V.
    LOC)(A-1+)
    3.95%(1)............  06/07/98  $ 2,800  $  2,800,000
  City of Mequon IDRB (Johnson
    Level Company Project) AMT
    (Bank One Columbus LOC)
    4.00%(1)............  06/07/98    2,500     2,500,000
  Stevens Point RB (Consolidated
    Paper Company Project) AMT
    (Wachovia Bank LOC)
    3.95%(1)............  06/07/98    3,600     3,600,000
  Wisconsin Health & Educational
    Facilities Authority Hospital
    RB (Charity Obligated Group)
    Series 1997F DN (A-1+, VMIG-1)
    3.90%(1)............  06/07/98      700       700,000
                                             ------------
                                                9,600,000
                                             ------------
WYOMING -- 0.19%
  Carbon County PCRB (Amoco
    Company Project) (A-1+)
    3.65%...............  11/01/98    1,200     1,200,000
                                             ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                VALUE
                                             ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $642,735,232*)............   99.88%  $642,735,232
OTHER ASSETS IN EXCESS OF
  LIABILITIES.....................     0.12       748,492
                                    -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 545,195,257
  MuniCash Shares and 98,425,517
  MuniCash Dollar Shares
  outstanding)....................  100.00%  $643,483,724
                                    -------  ------------
                                    -------  ------------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SHARE
  ($643,483,724 / 643,620,774).............         $1.00
                                                    -----
                                                    -----
---------------
* Aggregate cost for federal income tax purposes is
  substantially the same. Market value of securities
  subject to federal alternative minimum tax is 55.42% of
  the total market value.
(1) Variable rate.

------------------------------------------------------

                               MUNICASH PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                                  May 31, 1998

       MATURITY
        PERIOD          PAR        PERCENTAGE
     -------------  ------------   ----------
     1- 30 Days...  $523,007,000      81.4%
     31- 60 Days..    29,560,000       4.6
     61- 90 Days..    17,570,000       2.7
     91-120 Days..    20,315,000       3.2
           121-150
     Days.........     8,630,000       1.3
          Over 150
     Days.........    43,622,000       6.8
Average Weighted Maturity -- 29 Days
------------------------------------------------------

             ------------------------------------------------------

INVESTMENT ABBREVIATIONS

AMT       Alternative Minimum Tax
BAN       Bond Demand Note
DN        Demand Note
GO        General Obligation
IDA       Industrial Development Authority
IDRB      Industrial Development Revenue Bond
LOC       Letter of Credit
MB        Municipal Bond
PCRB      Pollution Control Revenue Bond
RAN       Revenue Anticipation Note
RB        Revenue Bond
TAN       Tax Anticipation Note
TECP      Tax-Exempt Commercial Paper
TRAN      Tax and Revenue Anticipation Note

The Moody's Investor's Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at May 31, 1998.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statements of Operations

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                                                               MUNIFUND      MUNICASH
                                                               PORTFOLIO     PORTFOLIO
                                                              -----------   -----------
Investment income:
    Interest income.........................................  $11,141,502   $10,740,582
                                                              -----------   -----------
Expenses:
    Investment advisory fee.................................      541,668       501,912
    Administration fee......................................      541,668       501,912
    Trustees' fees and officer's salary.....................       39,693        30,627
    Transfer agent fee......................................       25,498        13,410
    Custodian fee...........................................       65,387        61,589
    Legal and audit.........................................       21,374        18,855
    Registration expenses...................................       15,922         8,678
    Printing................................................        6,807         4,500
    Other...................................................       16,857         7,388
                                                              -----------   -----------
                                                                1,274,874     1,148,871
    Less fees waived........................................     (439,159)     (632,620)
                                                              -----------   -----------
                                                                  835,715       516,251
    Service Organization fees -- Dollar Shares..............       75,871       155,314
                                                              -----------   -----------
         Total expenses.....................................      911,586       671,565
                                                              -----------   -----------
    Net investment income...................................   10,229,916    10,069,017
                                                              -----------   -----------
Realized gain (loss) on investments:
    Net realized gain (loss) from security transactions.....      (15,355)        2,882
    Increase in amortized market discount...................           --         8,649
                                                              -----------   -----------
    Net gain (loss) on investments..........................      (15,355)       11,531
                                                              -----------   -----------
    Net increase in net assets resulting from operations....  $10,214,561   $10,080,548
                                                              ===========   ===========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                               MUNIFUND PORTFOLIO                     MUNICASH PORTFOLIO
                                                               ------------------                     ------------------
                                                      SIX MONTHS ENDED      YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                        MAY 31, 1998     NOVEMBER 30, 1997     MAY 31, 1998     NOVEMBER 30, 1997
                                                      ----------------   -----------------   ----------------   -----------------
                                                        (UNAUDITED)                            (UNAUDITED)
Increase (decrease) in net assets:
    Operations:
         Net investment income......................  $    10,229,916     $    23,313,742    $    10,069,017     $    16,148,324
         Net gain (loss) on investments.............          (15,355)            (12,899)            11,531              18,102
                                                      ---------------     ---------------    ---------------     ---------------
           Net increase in net assets resulting from
             operations.............................       10,214,561          23,300,843         10,080,548          16,166,426
                                                      ---------------     ---------------    ---------------     ---------------
    Dividends to shareholders from net investment
      income:
         MuniFund Shares............................       (9,289,195)        (21,420,775)                --                  --
         MuniFund Dollar Shares.....................         (940,721)         (1,892,967)                --                  --
         MuniCash Shares............................               --                  --         (8,026,827)        (12,338,904)
         MuniCash Dollar Shares.....................               --                  --         (2,042,190)         (3,809,420)
                                                      ---------------     ---------------    ---------------     ---------------
           Total dividends to shareholders..........      (10,229,916)        (23,313,742)       (10,069,017)        (16,148,324)
                                                      ---------------     ---------------    ---------------     ---------------
    Capital share transactions (at $1 per share):
         Proceeds from sale of shares...............    3,388,584,624       6,510,103,572      3,824,345,260       6,354,866,941
         Value of shares issued in reinvestment of
           dividends................................        2,470,048           4,991,057          4,161,297           7,730,075
         Cost of shares repurchased.................   (3,478,285,076)     (6,502,501,131)    (3,732,804,400)     (6,197,916,583)
                                                      ---------------     ---------------    ---------------     ---------------
           Increase (decrease) in net assets derived
             from capital share transactions........      (87,230,404)         12,593,498         95,702,157         164,680,433
                                                      ---------------     ---------------    ---------------     ---------------
           Total increase (decrease) in net
             assets.................................      (87,245,759)         12,580,599         95,713,688         164,698,535
Net assets:
    Beginning of period.............................      604,180,614         591,600,015        547,770,036         383,071,501
                                                      ---------------     ---------------    ---------------     ---------------
    End of period...................................  $   516,934,855     $   604,180,614    $   643,483,724     $   547,770,036
                                                      ===============     ===============    ===============     ===============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                MUNIFUND SHARES
                          ------------------------------------------------------------
                                                   YEAR ENDED NOVEMBER 30,
                          SIX MONTHS   -----------------------------------------------
                             ENDED
                            MAY 31,
                             1998       1997     1996     1995      1994       1993
                          -----------  -------  -------  -------  ---------  ---------
                          (UNAUDITED)
Net Asset Value,
 Beginning of Period....     $ 1.00     $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00
                           --------     ------   ------   ------     ------     ------
Income From Investment
 Operations:
 Net Investment
   Income...............      .0167      .0338    .0326    .0360      .0255      .0224
                           --------     ------   ------   ------     ------     ------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income....     (.0167)    (.0338)  (.0326)  (.0360)    (.0255)    (.0224)
                           --------     ------   ------   ------     ------     ------
Net Asset Value, End of
 Period.................     $ 1.00     $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00
                           --------     ------   ------   ------     ------     ------
                           --------     ------   ------   ------     ------     ------
Total Return............       3.39%(2)    3.43%    3.31%    3.66%      2.58%      2.27%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........    452,774    536,794  530,204  720,318    687,895  1,019,749
Ratio of Expenses to
 Average Daily Net
 Assets(1)..............        .27%(2)     .27%     .27%     .27%       .26%       .25%
Ratio of Net Investment
 Income to Average
 Daily Net Assets.......       3.34%(2)    3.38%    3.26%    3.59%      2.53%      2.24%

                                        MUNIFUND DOLLAR SHARES
                          ---------------------------------------------------
                                              YEAR ENDED NOVEMBER 30,
                          SIX MONTHS   --------------------------------------
                             ENDED
                            MAY 31,
                             1998       1997    1996    1995    1994    1993
                          -----------  ------  ------  ------  ------  ------
                          (UNAUDITED)
Net Asset Value,
 Beginning of Period....      $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                           --------    ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment
   Income...............      .0155     .0313   .0301   .0335   .0230   .0199
                           --------    ------  ------  ------  ------  ------
Less Distributions:
 Dividends to
   Shareholders from Net
   Investment Income....     (.0155)   (.0313) (.0301) (.0335) (.0230) (.0199)
                           --------    ------  ------  ------  ------  ------
Net Asset Value, End of
 Period.................      $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                           --------    ------  ------  ------  ------  ------
                           --------    ------  ------  ------  ------  ------
Total Return............       3.14%(2)   3.18%   3.06%   3.41%   2.33%   2.02%
Ratios/Supplemental
 Data:
Net Assets, End of
 Period $(000)..........     64,161    67,387  61,396   6,474   2,785   6,783
Ratio of Expenses to
 Average Daily Net
 Assets(1)..............        .52%(2)    .52%    .52%    .52%    .51%    .50%
Ratio of Net Investment
 Income to Average
 Daily Net Assets.......       3.09%(2)   3.13%   3.01%   3.34%   2.28%   1.99%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.41% (annualized) for the six months ended May 31, 1998 and 0.41%, 0.42%, 0.41%, 0.41% and 0.41%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniFund Shares and 0.66% (annualized) for the six months ended May 31, 1998 and 0.66%, 0.67%, 0.66%, 0.66% and 0.66%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniFund Dollar Shares.

(2) Annualized.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                  MUNICASH SHARES
                            ------------------------------------------------------------
                                                     YEAR ENDED NOVEMBER 30,
                            SIX MONTHS   -----------------------------------------------
                               ENDED
                              MAY 31,
                               1998       1997     1996     1995      1994       1993
                            -----------  -------  -------  -------  ---------  ---------
                            (UNAUDITED)
Net Asset Value, Beginning
 of Period................      $ 1.00   $  1.00  $  1.00  $  1.00  $    1.00  $    1.00
                             --------     ------   ------   ------     ------     ------
Income From Investment
 Operations:
 Net Investment Income....      .0177      .0358    .0350    .0382      .0266      .0235
                             --------     ------   ------   ------     ------     ------
Less Distributions:
 Dividends to Shareholders
   from Net Investment
   Income.................     (.0177)    (.0358)  (.0350)  (.0382)    (.0266)    (.0235)
                             --------     ------   ------   ------     ------     ------
Net Asset Value, End of
 Period...................     $ 1.00    $  1.00  $  1.00  $  1.00  $    1.00  $    1.00
                             --------     ------   ------   ------     ------     ------
                             --------     ------   ------   ------     ------     ------
Total Return..............       3.60%(2)    3.63%    3.56%    3.89%      2.69%      2.38%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)...................    545,084    397,681  281,544  321,642    273,439    572,482
Ratio of Expenses to
 Average Daily Net
 Assets(1)................        .18%(2)     .18%     .18%     .18%       .19%       .20%
Ratio of Net Investment
 Income to Average Daily
 Net Assets...............       3.57%(2)    3.58%    3.50%    3.83%      2.59%      2.36%

                                          MUNICASH DOLLAR SHARES
                            ---------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                            SIX MONTHS   --------------------------------------
                               ENDED
                              MAY 31,
                               1998       1997    1996    1995    1994    1993
                            -----------  ------  ------  ------  ------  ------
                            (UNAUDITED)
Net Asset Value, Beginning
 of Period................    $  1.00    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                             --------    ------  ------  ------  ------  ------
Income From Investment
 Operations:
 Net Investment Income....      .0165     .0333   .0325   .0357   .0241   .0210
                             --------    ------  ------  ------  ------  ------
Less Distributions:
 Dividends to Shareholders
   from Net Investment
   Income.................     (.0165)   (.0333) (.0325) (.0357) (.0241) (.0210)
                             --------    ------  ------  ------  ------  ------
Net Asset Value, End of
 Period...................    $  1.00    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                             --------    ------  ------  ------  ------  ------
                             --------    ------  ------  ------  ------  ------
Total Return..............       3.35%(2)   3.38%   3.31%   3.64%   2.44%   2.13%
Ratios/Supplemental Data:
Net Assets, End of Period
 $(000)...................     98,400    150,089 101,528 101,424 99,688  95,225
Ratio of Expenses to
 Average Daily Net
 Assets(1)................        .43%(2)    .43%    .43%    .43%    .44%    .45%
Ratio of Net Investment
 Income to Average Daily
 Net Assets...............       3.32%(2)   3.33%   3.25%   3.58%   2.34%   2.11%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.40% (annualized) for the six months ended May 31, 1998 and 0.41%, 0.42%, 0.41%, 0.42% and 0.42%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniCash Shares and 0.65% (annualized) for the six months ended May 31, 1998 and 0.66%, 0.67%, 0.66%, 0.67% and 0.67%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniCash Dollar Shares.
(2) Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)

A. Municipal Fund for Temporary Investment (the "Company"), a Pennsylvania common law trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of two separate portfolios: MuniFund and MuniCash.

     Each portfolio has two classes of shares, one class being referred to as Dollar Shares. Dollar Shares and the other class of shares of each portfolio are identical in all respects, except that Dollar Shares are sold to institutions ("Service Organizations") which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held for the benefit of their customers. The Service Organization fee is charged to the earnings of the respective Dollar Shares. Expenses, other than the Service Organization fee, are allocated between the two classes based on their relative assets.

B. Significant accounting policies are as follows:

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Security Valuation -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

     Dividends to Shareholders -- Dividends from net income are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued less amortization of market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Federal Taxes -- No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Other -- Investment transactions are accounted for on the trade date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio of the Company are allocated among the Company's portfolios based on their relative average net assets.

C. Under agreements among the Company, PNC Bank, National Association ("PNC Bank") and Blackrock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank, BIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., is the Company's transfer agent.

     In March 1998, BIMC (formerly known as PNC Institutional Management Corporation) assumed the responsibilities of PNC Bank, as sub-advisor, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services have been transferred to BIMC and BIMC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

     Provident Distributors, Inc. ("PDI") serves as the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC and PDI (the "Administrators") for certain administrative services.

     In return for their advisory and administrative services, the Company pays BIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of the Company's portfolios, considered separately, as follows: .175% of the first $1 billion, .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion,
 .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

     If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and BIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

     The Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the total operating expenses (excluding Service Organization fees) of MuniFund do not exceed .27% of its average net assets, and with respect to MuniCash, .18% of its average net assets.

     For the six months ended May 31, 1998 the Administrators and BIMC voluntarily waived $439,159 of the advisory and administration fees payable to them with respect to MuniFund and $632,620 with respect to MuniCash.

     There were no Service Organization fees paid to affiliates of PNC Bank for the six months ended May 31, 1998.

D. The Company's Declaration of Trust permits the trustees to authorize the issuance of an unlimited number of full and fractional units of beneficial interest ("shares") in the Company and to classify or reclassify any unissued shares into one or more additional series of shares.

     Transactions in shares of the Company are summarized as follows:

                                                                        MUNIFUND PORTFOLIO
                                                        --------------------------------------------------
                                                           SIX MONTHS ENDED              YEAR ENDED
                                                             MAY 31, 1998            NOVEMBER 30, 1997
                                                        -----------------------   ------------------------
                                                              (UNAUDITED)
Shares sold:
     MuniFund.........................................       3,287,773,124              6,227,675,068
     MuniFund Dollar..................................         100,811,500                282,428,504
Shares issued in reinvestment of dividends:
     MuniFund.........................................           1,618,448                  3,196,915
     MuniFund Dollar..................................             851,600                  1,794,142
Shares repurchased:
     MuniFund.........................................      (3,373,397,442)            (6,224,270,348)
     MuniFund Dollar..................................        (104,887,634)              (278,230,783)
                                                            --------------             --------------
          Net increase (decrease) in shares...........         (87,230,404)                12,593,498
                                                            ==============             ==============

                                                                        MUNICASH PORTFOLIO
                                                        --------------------------------------------------
                                                           SIX MONTHS ENDED              YEAR ENDED
                                                             MAY 31, 1998            NOVEMBER 30, 1997
                                                        -----------------------   ------------------------
                                                              (UNAUDITED)
Shares sold:
     MuniCash.........................................       3,645,262,230              6,053,929,400
     MuniCash Dollar..................................         179,083,030                300,937,541
Shares issued in reinvestment of dividends:
     MuniCash.........................................           2,466,467                  5,097,511
     MuniCash Dollar..................................           1,694,830                  2,632,564
Shares repurchased:
     MuniCash.........................................      (3,500,334,995)            (5,942,903,293)
     MuniCash Dollar..................................        (232,469,405)              (255,013,290)
                                                            --------------             --------------
          Net increase in shares......................          95,702,157                164,680,433
                                                            ==============             ==============

     On May 31, 1998, one shareholder held approximately 24% of the outstanding shares of MuniFund and four shareholders held approximately 49% of the outstanding shares of MuniCash.

E. At November 30, 1997, capital loss carryovers, expiring at various times from 1998 to 2005, were available to offset possible future capital gains of the respective portfolios, as follows: MuniFund, $82,985 and MuniCash, $148,581.

F. At May 31, 1998, net assets consisted of the following:

                                                                MUNIFUND        MUNICASH
                                                              ------------    ------------
Paid-in capital.............................................  $517,033,195    $643,620,774
Accumulated net realized loss on investments................       (98,340)       (145,699)
Amortized market discount...................................            --           8,649
                                                              ------------    ------------
Total Net Assets............................................  $516,934,855    $643,483,724
                                                              ============    ============

       Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
         Philip E. Coldwell
         Robert R. Fortune
         Jerrold B. Harris
         Rodney D. Johnson
       Officers
         Thomas H. Nevin
           President
         Lisa M. Buono
           Treasurer
         W. Bruce McConnel, III
           Secretary
       Investment Adviser
         BlackRock Institutional Management Corporation
         400 Bellevue Parkway
         Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Distributor
         Provident Distributors, Inc.
         Four Falls Corporate Center
         6th Floor
         West Conshohocken, PA 19428

       Transfer Agent
         PFPC Inc.
         P.O. Box 8950
         Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-SA-009

                                                       MUNIFUND
                                                       MUNICASH
                                                 Investment Portfolios
                                                      Offered by
                                                  Municipal Fund for
                                                 Temporary Investment

                                                         LOGO

                                                  Semi-Annual Report
                                                    to Shareholders
                                                     May 31, 1998